Short-term Notes (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term notes	$ 175,000	$ 197,000	$ 0
Advances from factoring of accounts receivable	112,639	0
Promissory Note [Member]
Short-term Debt [Line Items]
Short-term notes		25,000	0
Unsecured Promissory Note [Member]
Short-term Debt [Line Items]
Short-term notes	150,000	172,000	0
Promissory Note Payable [Member]
Short-term Debt [Line Items]
Short-term notes	25,000	25,000
Amounts Advanced Related Factoring Agreement [Member]
Short-term Debt [Line Items]
Advances from factoring of accounts receivable	$ 112,639	$ 0